Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2021
Management of Financial Risk
Schedule Of Deferred Royalty Payments
	Payments due by Period (CAD$000)					Payments due by Period (US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$28	$28	$-	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	250	35	105	105	5

Total, December 31, 2021	$28	$28	$-	$-	$-	$250	$35	$105	$105	$5

Basic office lease	$76	$48	$28	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	285	35	105	105	40

Total, December 31, 2020	$76	$48	$28	$-	$-	$285	$35	$105	$105	$40

Schedule Of Foreign Currency Risk
	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2021	2020

Cash	$1,701	$5,622
Marketable securities	1,300	1,323
Receivables	1	87
Accounts payable and accrued liabilities	(800)	(308)
Lease liability	(21)	(51)

Net financial assets (liabilities), December 31	$2,181	$6,673